REVENUE RECOGNITION - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Sales recognized over time, as a percent of Consolidated Net Sales (less than) (as a percent)	7.00%	5.00%	5.00%
Accrued rebates	$ 360	$ 361
Accounts receivables from customers	4,682	4,079
Unbilled receivables	759	330
Deferred revenue liabilities, included in other current liabilities	899	$ 602
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Disaggregation of Revenue [Line Items]
Backlog of unsatisfied or partially satisfied obligations	$ 19,800
Backlog expected to be recognized in the next twelve months, percent	69.00%
Expected timing of satisfaction	12 months